Capital transactions (Details Narrative)	12 Months Ended
Mar. 31, 2020 $ / shares shares
Private securities offering [Member]
Sale of common stock private placement	1,450,000
Share Price | $ / shares	$ 0.10
Zhong Yuan Investment [Member]
Percentage of holding	100.00%
Number of shares exchanged	161,500,000